Reinsurance (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Life Insurance in Force
Direct earned premiums	$ 1,052,444	$ 1,042,778	$ 1,030,735
Premiums assumed	160,074	157,949	150,680
Premiums ceded	(164,977)	(165,260)	(179,784)
Net earned premiums	1,047,541	1,035,467	1,001,631
Direct policyholder benefits	964,486	1,204,257	917,800
Policyholder benefits assumed	165,504	167,519	162,041
Policyholder benefits ceded	(380,406)	(625,675)	(334,594)
Net policyholder benefits	749,584	746,101	745,247
Reinsurance invested assets
Life Insurance in Force
Invested assets held in trusts	733,732	810,419
Long Duration Contracts:
Life Insurance in Force
Direct earned premiums	209,379	202,992	207,159
Premiums assumed	8,365	8,400	9,709
Premiums ceded	(151,031)	(151,491)	(164,698)
Net earned premiums	66,713	59,901	52,170
Direct policyholder benefits	414,480	661,461	369,169
Policyholder benefits assumed	18,311	21,922	23,556
Policyholder benefits ceded	(373,603)	(616,370)	(325,982)
Net policyholder benefits	59,188	67,013	66,743
Short Duration Contracts
Life Insurance in Force
Direct earned premiums	843,065	839,786	823,576
Premiums assumed	151,709	149,549	140,971
Premiums ceded	(13,946)	(13,769)	(15,086)
Net earned premiums	980,828	975,566	949,461
Direct policyholder benefits	550,006	542,796	548,631
Policyholder benefits assumed	147,193	145,597	138,485
Policyholder benefits ceded	(6,803)	(9,305)	(8,612)
Net policyholder benefits	$ 690,396	$ 679,088	$ 678,504